LEASES (Schedule of Components of Lease Costs, Lease Term and Discount Rate) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating lease cost:
Total Operating lease Cost	$ 2,734
Office and warehouse space [Member]
Operating lease cost:
Total Operating lease Cost	1,781
Base stations [Member]
Operating lease cost:
Total Operating lease Cost	$ 646
Weighted Average Remaining Lease Term	4 years 1 month 9 days
Weighted Average Discount Rate	3.71%
Vehicle [Member]
Operating lease cost:
Total Operating lease Cost	$ 285
Weighted Average Remaining Lease Term	1 year 10 months 20 days
Weighted Average Discount Rate	9.36%
Others [Member]
Operating lease cost:
Total Operating lease Cost	$ 22
Weighted Average Remaining Lease Term	1 year 3 months
Weighted Average Discount Rate	7.49%
Office and warehouse space [Member]
Operating lease cost:
Weighted Average Remaining Lease Term	6 months
Weighted Average Discount Rate	2.71%